Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Fair value measurement
5.	Fair value measurement

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its consolidated balance sheets at fair value on a recurring basis.

Short-term investments

December 31, 2024

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Wealth management products	—	113,632	—	113,632
Total	—	113,632	—	113,632

December 31, 2025

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Wealth management products	—	101,268	—	101,268
Fund	13,605	—	—	13,605
Total	13,605	101,268	—	114,873

The Group values its investments in wealth management products issued by certain banks using quoted subscription or redemption prices published by these banks, and accordingly, the Group classifies the valuation techniques that use these inputs as level 2.

In October 2025, the Group subscribed for Class A and Class S participating, non-voting shares attributable to Grow Investment Fund, a sub-fund of Grow Global Allocation OFC which is a Hong Kong private umbrella open-ended fund company incorporated with limited liability and segregated liability between sub-funds. As of December 31, 2025, the net asset value of the sub-fund investment amounted to RMB13,605. Management fee is 0.6% and nil per annum of the net asset value of each series of the Class A shares and Class S shares in respect of the sub-fund, respectively. No performance fee is payable.

For the years ended December 31, 2023, 2024 and 2025, a loss of RMB518, a gain of RMB240 and a gain of RMB4,576 was recognized on short-term investments, respectively.

There have no transfers between level 1, level 2 and level 3 categories.

Other financial instruments

Accounts receivable, prepayments and other assets are financial assets with carrying values that approximate to fair value due to their short-term nature.

Accounts payable, accrued expenses and other payables and customers’ refundable fees, are financial liabilities with carrying values that approximate to fair value due to their short-term nature.